Distribution Date:	11/13/25	COMM 2018-COR3 Mortgage Trust
Determination Date:	11/06/25
Next Distribution Date:	12/12/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-COR3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	LoanCore Capital Markets LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595VAA5	3.098000%	11,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595VAB3	4.181000%	17,303,000.00	12,473,571.54	307,889.67	43,460.00	0.00	0.00	351,349.67	12,165,681.87	29.45%	30.00%
A-2	12595VAC1	3.961000%	303,000,000.00	302,982,702.19	0.00	1,000,095.40	0.00	0.00	1,000,095.40	302,982,702.19	29.45%	30.00%
A-3	12595VAD9	4.228000%	372,251,000.00	372,251,000.00	0.00	1,311,564.36	0.00	0.00	1,311,564.36	372,251,000.00	29.45%	30.00%
A-M	12595VAF4	4.496672%	56,593,000.00	56,593,000.00	0.00	212,066.80	0.00	0.00	212,066.80	56,593,000.00	23.64%	24.38%
B	12595VAG2	4.667922%	51,561,000.00	51,561,000.00	0.00	200,568.94	0.00	0.00	200,568.94	51,561,000.00	18.35%	19.25%
C	12595VAH0	4.715422%	49,047,000.00	49,047,000.00	0.00	14,082.53	0.00	0.00	14,082.53	49,047,000.00	13.31%	14.38%
D	12595VAN7	2.965422%	47,300,000.00	47,300,000.00	0.00	0.00	0.00	0.00	0.00	47,300,000.00	8.46%	9.67%
E-RR	12595VAQ0	4.715422%	11,807,000.00	11,807,000.00	0.00	0.00	0.00	0.00	0.00	11,807,000.00	7.25%	8.50%
F-RR	12595VAS6	4.715422%	20,122,000.00	20,122,000.00	0.00	0.00	0.00	0.00	0.00	20,122,000.00	5.18%	6.50%
G-RR	12595VAU1	4.715422%	18,864,000.00	18,864,000.00	0.00	0.00	0.00	0.00	0.00	18,864,000.00	3.25%	4.63%
H-RR	12595VAW7	4.715422%	46,531,811.00	31,619,169.36	0.00	0.00	0.00	0.00	0.00	31,619,169.36	0.00%	0.00%
S	12595VAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595VBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			1,006,082,811.00	974,620,443.09	307,889.67	2,781,838.03	0.00	0.00	3,089,727.70	974,312,553.42

X-A	12595VAE7	0.576469%	760,850,000.00	744,300,273.73	0.00	357,555.02	0.00	0.00	357,555.02	743,992,384.06
X-B	12595VAJ6	0.047500%	51,561,000.00	51,561,000.00	0.00	2,040.96	0.00	0.00	2,040.96	51,561,000.00
X-D	12595VAL1	1.750000%	47,300,000.00	47,300,000.00	0.00	68,979.17	0.00	0.00	68,979.17	47,300,000.00
Notional Sub Total			859,711,000.00	843,161,273.73	0.00	428,575.15	0.00	0.00	428,575.15	842,853,384.06

Deal Distribution Total					307,889.67	3,210,413.18	0.00	0.00	3,518,302.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595VAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595VAB3	720.89068601	17.79400509	2.51170317	0.00000000	0.00000000	0.00000000	0.00000000	20.30570826	703.09668092
A-2	12595VAC1	999.94291152	0.00000000	3.30064488	0.00000000	0.00000000	0.00000000	0.00000000	3.30064488	999.94291152
A-3	12595VAD9	1,000.00000000	0.00000000	3.52333334	0.00000000	0.00000000	0.00000000	0.00000000	3.52333334	1,000.00000000
A-M	12595VAF4	1,000.00000000	0.00000000	3.74722669	0.00000000	0.00000000	0.00000000	0.00000000	3.74722669	1,000.00000000
B	12595VAG2	1,000.00000000	0.00000000	3.88993503	0.00000000	0.00000000	0.00000000	0.00000000	3.88993503	1,000.00000000
C	12595VAH0	1,000.00000000	0.00000000	0.28712317	3.64239505	9.11760413	0.00000000	0.00000000	0.28712317	1,000.00000000
D	12595VAN7	1,000.00000000	0.00000000	0.00000000	2.47118499	14.57423171	0.00000000	0.00000000	0.00000000	1,000.00000000
E-RR	12595VAQ0	1,000.00000000	0.00000000	0.00000000	3.92951808	31.62649784	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	12595VAS6	1,000.00000000	0.00000000	0.00000000	3.92951844	61.86339181	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	12595VAU1	1,000.00000000	0.00000000	0.00000000	3.92951813	72.18868480	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	12595VAW7	679.51727389	0.00000000	0.00000000	2.67017568	105.04647391	0.00000000	0.00000000	0.00000000	679.51727389
S	12595VAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595VBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595VAE7	978.24837186	0.00000000	0.46994154	0.00000000	0.00000000	0.00000000	0.00000000	0.46994154	977.84370646
X-B	12595VAJ6	1,000.00000000	0.00000000	0.03958341	0.00000000	0.00000000	0.00000000	0.00000000	0.03958341	1,000.00000000
X-D	12595VAL1	1,000.00000000	0.00000000	1.45833340	0.00000000	0.00000000	0.00000000	0.00000000	1.45833340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	43,460.00	0.00	43,460.00	0.00	0.00	0.00	43,460.00	0.00
A-2	10/01/25 - 10/30/25	30	0.00	1,000,095.40	0.00	1,000,095.40	0.00	0.00	0.00	1,000,095.40	0.00
A-3	10/01/25 - 10/30/25	30	0.00	1,311,564.36	0.00	1,311,564.36	0.00	0.00	0.00	1,311,564.36	0.00
X-A	10/01/25 - 10/30/25	30	0.00	357,555.02	0.00	357,555.02	0.00	0.00	0.00	357,555.02	0.00
X-B	10/01/25 - 10/30/25	30	0.00	2,040.96	0.00	2,040.96	0.00	0.00	0.00	2,040.96	0.00
X-D	10/01/25 - 10/30/25	30	0.00	68,979.17	0.00	68,979.17	0.00	0.00	0.00	68,979.17	0.00
A-M	10/01/25 - 10/30/25	30	0.00	212,066.80	0.00	212,066.80	0.00	0.00	0.00	212,066.80	0.00
B	10/01/25 - 10/30/25	30	0.00	200,568.94	0.00	200,568.94	0.00	0.00	0.00	200,568.94	0.00
C	10/01/25 - 10/30/25	30	268,542.58	192,731.09	0.00	192,731.09	178,648.55	0.00	0.00	14,082.53	447,191.13
D	10/01/25 - 10/30/25	30	572,474.11	116,887.05	0.00	116,887.05	116,887.05	0.00	0.00	0.00	689,361.16
E-RR	10/01/25 - 10/30/25	30	327,018.24	46,395.82	0.00	46,395.82	46,395.82	0.00	0.00	0.00	373,414.06
F-RR	10/01/25 - 10/30/25	30	1,165,745.40	79,069.77	0.00	79,069.77	79,069.77	0.00	0.00	0.00	1,244,815.17
G-RR	10/01/25 - 10/30/25	30	1,287,640.92	74,126.43	0.00	74,126.43	74,126.43	0.00	0.00	0.00	1,361,767.35
H-RR	10/01/25 - 10/30/25	30	4,763,754.56	124,248.11	0.00	124,248.11	124,248.11	0.00	0.00	0.00	4,888,002.67
Totals			8,385,175.81	3,829,788.92	0.00	3,829,788.92	619,375.73	0.00	0.00	3,210,413.18	9,004,551.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,518,302.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,814,202.40	Master Servicing Fee	4,160.57
Interest Reductions due to Non recoverability Determination	(559,286.84)	Certificate Administrator Fee	5,874.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.63
ARD Interest	0.00	Operating Advisor Fee	1,775.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,254,915.56	Total Fees	12,230.38

Principal		Expenses/Reimbursements
Scheduled Principal	307,889.67	Reimbursement for Interest on Advances	1,135.07
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,817.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	319.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	307,889.67	Total Expenses/Reimbursements	32,271.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,210,413.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	307,889.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,518,302.85
Total Funds Collected	3,562,805.23	Total Funds Distributed	3,562,805.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	974,620,443.09	974,620,443.09	Beginning Certificate Balance	974,620,443.09
(-) Scheduled Principal Collections	307,889.67	307,889.67	(-) Principal Distributions	307,889.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	974,312,553.42	974,312,553.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	974,692,855.62	974,692,855.62	Ending Certificate Balance	974,312,553.42
Ending Actual Collateral Balance	974,383,797.66	974,383,797.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,912,642.04	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,912,642.04	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP
	7,499,999 or less	8	43,204,462.72	4.43%	28	4.5849	1.587496	1.44 or less	17	462,084,166.69	47.43%	25	4.6823	0.417232
7,500,000 to 14,999,999		13	146,026,930.79	14.99%	27	4.8229	1.579377	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		8	154,122,458.36	15.82%	25	4.2711	0.924989	1.50 to 1.74	6	119,742,222.00	12.29%	26	4.8176	1.644973
25,000,000 to 49,999,999		7	260,390,392.31	26.73%	25	4.7241	1.152220	1.75 to 1.99	12	140,917,855.49	14.46%	27	4.6050	1.833935
	50,000,000 or greater	6	342,950,000.00	35.20%	27	4.3757	1.675164	2.00 to 2.49	3	49,500,000.00	5.08%	27	4.3618	2.296143
	Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278	2.50 to 3.49	2	100,000,000.00	10.26%	30	4.1660	2.840000
								3.50 or greater	2	74,450,000.00	7.64%	29	3.6195	3.632539
								Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP
							Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP
California	6	217,850,000.00	22.36%	28	4.3693	2.032763
							Industrial	3	134,907,370.04	13.85%	29	4.3052	2.541074
Florida	4	38,229,484.18	3.92%	26	4.5146	1.427627
							Lodging	5	180,506,093.00	18.53%	22	4.8745	1.124749
Georgia	1	9,629,564.55	0.99%	27	5.3180	1.650000
							Mixed Use	8	188,667,506.45	19.36%	28	4.8512	0.494868
Illinois	2	33,317,500.00	3.42%	27	4.7907	1.825117
							Multi-Family	2	66,850,095.51	6.86%	29	4.6577	0.454556
Michigan	2	13,223,114.13	1.36%	28	5.1008	1.424036
							Office	8	195,200,615.47	20.03%	28	4.2268	1.892352
Minnesota	2	21,949,246.52	2.25%	27	4.3818	1.695859
							Other	3	21,675,000.00	2.22%	23	4.4382	1.400000
Nevada	1	12,257,152.96	1.26%	26	4.9010	1.770000
							Retail	11	158,887,562.59	16.31%	25	4.2974	1.554464
New Jersey	1	6,150,000.00	0.63%	22	4.5540	1.840000
							Totals	44	974,312,553.42	100.00%	26	4.5447	1.438278
New York	13	373,654,369.69	38.35%	28	4.4471	0.997772

North Carolina	1	4,030,000.00	0.41%	29	4.6800	2.490000

Ohio	1	14,326,383.41	1.47%	30	4.9300	1.900000

Pennsylvania	1	25,310,942.31	2.60%	24	4.0560	1.930000

South Carolina	1	11,006,093.00	1.13%	29	5.3200	0.660000

Texas	1	30,590,392.31	3.14%	24	4.7300	1.660000

Washington	3	135,170,000.00	13.87%	20	4.7891	1.007305

Totals	44	974,312,553.42	100.00%	26	4.5447	1.438278

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP
	3.9999% or less	3	95,450,000.00	9.80%	27	3.3296	2.717889	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	4	125,310,943.43	12.86%	29	4.1438	2.656194	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.4999%	5	98,087,506.45	10.07%	26	4.3661	1.575469	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.7499%	14	276,322,088.29	28.36%	25	4.6396	0.890098	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.9999%	10	220,664,934.33	22.65%	25	4.8686	1.125899	49 months or greater	42	946,694,244.18	97.17%	26	4.5330	1.390422
	5.000% or greater	6	130,858,771.68	13.43%	28	5.1176	0.573886	Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278
	Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP
	114 months or less	42	946,694,244.18	97.17%	26	4.5330	1.390422	Interest Only	2	100,000,000.00	10.26%	30	4.1660	2.840000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	40	846,694,244.18	86.90%	26	4.5764	1.219218
	Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	27,618,309.24	2.83%	29	4.9442	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	925,019,244.18	94.94%	26	4.5352	1.390198
	13 to 24 months	1	21,675,000.00	2.22%	23	4.4382	1.400000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	974,312,553.42	100.00%	26	4.5447	1.438278
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30299836	IN	Brooklyn	NY	Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	11/06/25
1A2	30299864				Actual/360	4.166%	179,369.44	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	11/06/25
2	30314477	LO	Seattle	WA	Actual/360	4.840%	166,711.11	0.00	0.00	N/A	06/06/27	--	40,000,000.00	40,000,000.00	11/06/25
2A	30314504				Actual/360	4.840%	158,375.56	0.00	0.00	N/A	06/06/27	--	38,000,000.00	38,000,000.00	11/06/25
3	30314478	MU	Brooklyn	NY	Actual/360	5.066%	0.00	0.00	0.00	N/A	02/06/28	--	65,500,000.00	65,500,000.00	09/06/24
4	30314479	OF	Mountain View	CA	Actual/360	3.465%	192,296.03	0.00	0.00	04/06/28	04/06/30	--	64,450,000.00	64,450,000.00	11/06/25
5	30314481	MF	New York	NY	Actual/360	4.633%	251,367.38	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	11/06/25
6	30312998	LO	Seattle	WA	Actual/360	4.740%	204,083.33	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	11/06/25
7	30299555	OF	New York	NY	Actual/360	4.505%	0.00	0.00	0.00	N/A	03/06/28	--	42,000,000.00	42,000,000.00	04/06/24
7A3	30299557				Actual/360	4.505%	0.00	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	04/06/24
8	30314482	RT	New York	NY	Actual/360	3.048%	40,687.50	0.00	0.00	N/A	10/06/27	--	15,500,000.00	15,500,000.00	11/06/25
8A	30314518				Actual/360	3.048%	40,687.50	0.00	0.00	N/A	10/06/27	--	15,500,000.00	15,500,000.00	11/06/25
9	30314484	MU	Monterey Park	CA	Actual/360	4.845%	166,883.33	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	11/01/25
10	30314486	OF	Redwood City	CA	Actual/360	4.288%	141,420.62	0.00	0.00	N/A	02/06/28	--	38,300,000.00	38,300,000.00	11/06/25
11	30314487	IN	San Antonio	TX	Actual/360	4.730%	124,808.74	52,141.71	0.00	N/A	11/06/27	--	30,642,534.02	30,590,392.31	11/06/25
12	30299721	LO	San Diego	CA	Actual/360	5.100%	138,337.50	0.00	0.00	N/A	04/06/28	--	31,500,000.00	31,500,000.00	11/06/25
13	30314488	RT	Whitehall	PA	Actual/360	4.056%	73,830.72	46,331.63	0.00	N/A	11/01/27	--	21,138,783.54	21,092,451.91	10/01/25
13A2C2	30314489				Actual/360	4.056%	14,766.15	9,266.31	0.00	N/A	11/01/27	--	4,227,757.83	4,218,491.52	10/01/25
14	30314490	RT	Sherman Oaks	CA	Actual/360	4.639%	89,481.16	0.00	0.00	N/A	01/06/28	--	22,400,000.00	22,400,000.00	11/06/25
15	30314491	98	New York	NY	Actual/360	4.438%	82,837.53	0.00	0.00	N/A	10/06/27	--	21,675,000.00	21,675,000.00	11/06/25
16	30314492	MU	San Francisco	CA	Actual/360	4.997%	0.00	0.00	0.00	N/A	04/06/28	--	21,200,000.00	21,200,000.00	11/06/22
17	30314493	RT	Palatine	IL	Actual/360	4.836%	84,608.84	0.00	0.00	N/A	12/06/27	--	20,317,500.00	20,317,500.00	11/06/25
18	30314494	MU	Miramar	FL	Actual/360	4.497%	63,744.37	23,628.10	0.00	N/A	12/06/27	--	16,461,134.55	16,437,506.45	11/06/25
19	30314495	RT	Columbus	OH	Actual/360	4.930%	60,931.31	26,343.26	0.00	N/A	05/06/28	--	14,352,726.67	14,326,383.41	11/06/25
20	30314496	MU	Brooklyn	NY	Actual/360	4.800%	59,106.67	0.00	0.00	N/A	04/06/28	--	14,300,000.00	14,300,000.00	11/06/25
21	30314497	MU	Minneapolis	MN	Actual/360	4.290%	52,457.17	0.00	0.00	N/A	04/06/28	--	14,200,000.00	14,200,000.00	11/06/25
22	30314498	OF	Brooklyn	NY	Actual/360	4.930%	55,698.04	0.00	0.00	N/A	04/06/28	--	13,120,000.00	13,120,000.00	11/06/25
23	30314499	MU	Vernon Hills	IL	Actual/360	4.720%	52,837.78	0.00	0.00	N/A	04/06/28	--	13,000,000.00	13,000,000.00	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30314500	OF	Las Vegas	NV	Actual/360	4.901%	51,797.06	16,143.74	0.00	N/A	01/06/28	--	12,273,296.70	12,257,152.96	11/06/25
25	30314501	LO	North Charleston	SC	Actual/360	5.320%	50,507.46	19,060.95	0.00	N/A	04/06/28	--	11,025,153.95	11,006,093.00	11/06/25
26	30314502	OF	Atlanta	GA	Actual/360	5.318%	44,169.17	15,646.30	0.00	N/A	02/06/28	--	9,645,210.85	9,629,564.55	10/06/25
27	30314503	RT	Westland	MI	Actual/360	5.120%	41,384.46	13,577.66	0.00	N/A	03/06/28	--	9,386,596.28	9,373,018.62	11/06/25
28	30299858	LO	Miami Beach	FL	Actual/360	4.586%	39,490.56	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	11/06/25
29	30314505	LO	Miami Beach	FL	Actual/360	4.616%	39,748.89	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	11/06/25
30	30314506	Various Various		Various	Actual/360	4.554%	37,058.18	0.00	0.00	N/A	09/06/27	--	9,450,000.00	9,450,000.00	06/06/25
31	30314507	RT	Apple Valley	MN	Actual/360	4.550%	30,424.49	15,954.62	0.00	N/A	09/06/27	--	7,765,201.14	7,749,246.52	11/06/25
32	30314508	RT	Amherst	NY	Actual/360	4.697%	30,855.28	13,213.61	0.00	N/A	09/06/27	--	7,628,685.34	7,615,471.73	11/06/25
33	30314509	RT	Louisville	KY	Actual/360	5.368%	35,461.54	10,420.32	0.00	N/A	04/06/28	--	7,671,598.15	7,661,177.83	11/06/25
34	30314510	OF	Buffalo	NY	Actual/360	4.872%	30,027.05	13,353.09	0.00	N/A	04/01/28	--	7,157,251.05	7,143,897.96	11/01/25
35	30314511	RT	Gainesville	FL	Actual/360	4.414%	28,412.06	0.00	0.00	N/A	01/06/28	--	7,475,000.00	7,475,000.00	11/06/25
36	30314512	RT	Graham	WA	Actual/360	4.577%	28,259.16	0.00	0.00	N/A	04/01/28	--	7,170,000.00	7,170,000.00	11/01/25
37	30314513	RT	Mesa	AZ	Actual/360	4.940%	22,313.83	9,675.81	0.00	N/A	04/06/28	--	5,245,512.78	5,235,836.97	11/06/25
38	30314514	RT	White Lake	MI	Actual/360	5.020%	20,446.32	8,608.09	0.00	N/A	04/06/28	--	4,729,902.53	4,721,294.44	11/06/25
39	30314515	IN	Tampa	FL	Actual/360	4.521%	16,835.73	7,545.09	0.00	N/A	01/06/28	--	4,324,522.82	4,316,977.73	11/06/25
40	30314516	MF	Kalamazoo	MI	Actual/360	5.054%	16,786.20	6,979.38	0.00	N/A	04/06/28	--	3,857,074.89	3,850,095.51	11/06/25
41	30314517	MU	Cary	NC	Actual/360	4.680%	16,240.90	0.00	0.00	N/A	04/06/28	--	4,030,000.00	4,030,000.00	11/06/25
Totals							3,254,915.56	307,889.67	0.00				974,620,443.09	974,312,553.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,419,258.12	12,375,423.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	8,419,258.12	12,375,423.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,635,587.80	5,626,526.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	6,635,587.80	5,626,526.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,107,749.70	(183,976.79)	01/01/25	09/30/25	06/06/25	28,767,601.64	1,192,910.92	(812.76)	2,168,085.14	879,202.18	0.00
4	7,846,758.36	8,283,418.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,310,653.59	405,213.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,236,029.55	6,339,943.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(2,119,551.46)	(2,136,107.89)	10/01/24	09/30/25	10/06/25	33,727,223.60	1,812,667.79	(675.23)	906,832.21	3,102,336.70	0.00
7A3	(2,119,551.46)	(2,136,107.89)	10/01/24	09/30/25	10/06/25	4,015,145.67	215,793.82	(80.38)	107,956.18	0.00	0.00
8	731,827.23	760,059.84	01/01/25	06/30/25	--	0.00	0.00	39,224.76	39,224.76	0.00	0.00
8A	731,827.23	760,059.84	01/01/25	06/30/25	--	0.00	0.00	39,224.76	39,224.76	0.00	0.00
9	7,703,240.56	8,394,676.61	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,110,792.16	3,998,998.67	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,881,882.22	3,827,477.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,393,861.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	23,161,165.75	23,293,736.38	01/01/25	06/30/25	--	0.00	0.00	120,071.33	120,071.33	0.00	0.00
13A2C2	23,161,165.75	23,293,736.38	01/01/25	06/30/25	--	0.00	0.00	24,014.26	24,014.26	0.00	0.00
14	1,771,340.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,376,820.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(251,341.41)	(1,117,056.14)	01/01/25	06/30/25	06/06/25	15,566,666.77	1,855,342.35	(263.06)	3,333,286.90	91,308.08	0.00
17	1,801,320.00	1,801,320.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	829,374.94	98,824.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,028,948.88	2,123,878.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	259,811.14	58,164.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,388,048.01	274,270.88	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,175,480.60	1,238,333.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,403,560.88	1,181,201.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,693,839.77	1,522,754.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	695,287.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,252,435.33	1,277,846.78	01/01/25	09/30/25	--	0.00	0.00	59,773.94	59,773.94	0.00	0.00
27	1,086,603.97	1,082,652.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,372,243.71	2,215,394.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	815,899.99	808,358.94	01/01/25	06/30/25	--	0.00	0.00	36,940.92	182,699.21	0.00	0.00
31	879,089.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	689,656.16	542,547.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	941,307.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	619,614.11	595,425.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	748,192.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	565,744.23	571,562.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	310,477.53	300,259.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	471,810.78	522,912.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	148,173,108.30	126,003,680.57				82,076,637.68	5,076,714.88	317,418.53	6,981,168.69	4,072,846.96	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/25	0	0.00	0	0.00	5	143,150,000.00	5	89,006,093.00	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544680%	4.529422%	26
10/10/25	0	0.00	0	0.00	5	143,150,000.00	5	89,025,153.95	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544740%	4.529481%	27
09/12/25	0	0.00	1	9,450,000.00	4	133,700,000.00	5	89,045,752.86	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.544805%	4.529546%	28
08/12/25	1	9,450,000.00	0	0.00	4	133,700,000.00	5	89,064,632.96	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555631%	4.540370%	29
07/11/25	0	0.00	0	0.00	4	133,700,000.00	5	89,083,426.96	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555686%	4.540425%	30
06/12/25	0	0.00	1	9,442,964.42	4	133,700,000.00	5	89,103,768.66	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555748%	4.540485%	31
05/12/25	0	0.00	0	0.00	4	133,700,000.00	5	89,122,384.19	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555802%	4.540539%	32
04/11/25	0	0.00	0	0.00	4	133,700,000.00	5	89,142,553.94	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555863%	4.540598%	33
03/12/25	0	0.00	0	0.00	4	133,700,000.00	5	89,160,992.60	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555917%	4.540652%	34
02/12/25	0	0.00	0	0.00	4	133,700,000.00	5	89,184,282.93	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.555989%	4.540722%	35
01/10/25	0	0.00	0	0.00	4	133,700,000.00	5	89,202,531.30	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.556042%	4.540775%	36
12/12/24	0	0.00	0	0.00	4	133,700,000.00	5	89,220,696.45	1	65,500,000.00	0	0.00	0	0.00	0	0.00	4.556095%	4.540827%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30314478	09/06/24	13	6	(812.76)	2,168,085.14	2,842,396.78	65,500,000.00	05/03/23	7			06/27/24
7	30299555	04/06/24	18	6	(675.23)	906,832.21	3,785,143.42	42,000,000.00	06/08/23	2		09/20/23
7A3	30299557	04/06/24	18	6	(80.38)	107,956.18	0.00	5,000,000.00	06/08/23	2		09/20/23
13	30314488	10/01/25	0	B	120,071.33	120,071.33	0.00	21,138,783.54
13A2C2	30314489	10/01/25	0	B	24,014.26	24,014.26	0.00	4,227,757.83
16	30314492	11/06/22	35	6	(263.06)	3,333,286.90	795,114.42	21,200,000.00	07/07/20	13
26	30314502	10/06/25	0	A	59,773.94	59,773.94	0.00	9,645,210.85
30	30314506	06/06/25	4	6	36,940.92	182,699.21	5,500.00	9,450,000.00	09/10/25	2
Totals					238,969.01	6,902,719.17	7,428,154.62	178,161,752.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		261,391,054	220,941,054	9,450,000		31,000,000
25 - 36 Months		648,471,499	503,765,406	21,200,000		123,506,093
37 - 48 Months		0	0	0		0
49 - 60 Months		64,450,000	64,450,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	974,312,553	831,162,553	0	0	30,650,000	112,500,000
Oct-25	974,620,443	831,470,443	0	0	30,650,000	112,500,000
Sep-25	974,950,548	831,800,548	0	9,450,000	21,200,000	112,500,000
Aug-25	975,255,846	832,105,846	9,450,000	0	21,200,000	112,500,000
Jul-25	975,559,905	841,859,905	0	0	21,200,000	112,500,000
Jun-25	975,886,318	832,743,353	0	9,442,964	21,200,000	112,500,000
May-25	976,187,816	842,487,816	0	0	21,200,000	112,500,000
Apr-25	976,511,760	842,811,760	0	0	21,200,000	112,500,000
Mar-25	976,810,718	843,110,718	0	0	21,200,000	112,500,000
Feb-25	977,179,736	843,479,736	0	0	21,200,000	112,500,000
Jan-25	977,475,978	843,775,978	0	0	21,200,000	112,500,000
Dec-24	977,771,019	844,071,019	0	0	21,200,000	112,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30314478	65,500,000.00	65,500,000.00	45,900,000.00	04/15/25	(381,908.79)	(0.11000)	09/30/25	02/06/28	(91)
7	30299555	42,000,000.00	42,000,000.00	27,300,000.00	08/04/25	(2,496,831.89)	(0.71000)	09/30/25	03/06/28	(91)
7A3	30299557	5,000,000.00	5,000,000.00	27,300,000.00	08/04/25	(2,496,831.89)	(0.71000)	09/30/25	03/06/28	(91)
16	30314492	21,200,000.00	21,200,000.00	13,100,000.00	03/27/25	(1,202,766.14)	(1.12000)	06/30/25	04/06/28	(91)
30	30314506	9,450,000.00	9,450,000.00	17,050,000.00	07/19/17	803,352.94	1.84000	06/30/25	09/06/27	(91)
Totals		143,150,000.00	143,150,000.00	130,650,000.00		(5,774,985.77)

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30314478	MU	NY	05/03/23	7

10/30/2025: Asset was foreclosed on 6/27/24 and the Trust was the winning bidder. Special Servicer has engaged JLL as the listing broker to market this asset for sale starting in the 4th quarter of 2025. LPC Commercial Services is the property mana ger/leasing agent and will continue to work on leasing up the vacant space. Collateral is a mixed use (retail, office) building located in South Brooklyn, NY. Loan transferred to SS 5/3/23 for imminent monetary default after Borrower

	indicated its unwillingness to continue funding losses as declining occupancy and reduced rents led to cash flow shortfalls.

7	30299555	OF	NY	06/08/23	2

10/30/2025 – Loan transferred to special servicing on 6/8/2023 for payment default. The Special Servicer continues to move forward with the Foreclosure process in New York. Summary Judgement was granted on 8/28/2025 and the Special

Servicer is working with local counsel to submit the supporting documents and amounts due & owing to the referee to get to a sheriff’s sale. The Receiver (Trigild) and the Leasing Agent are still aggressively trying to lease up the vacant office &

retail space. They are currently looking at other co-working service providers and trying to negotiate rental rates that would add value to the asset if leased. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and has since filed for Chapter 11 bankruptcy. The WeWork lease was rejected out of

	Bankruptcy court.

7A3	30299557	Various	Various	06/08/23	2

10/30/2025 – Loan transferred to special servicing on 6/8/2023 for payment default. The Special Servicer continues to move forward with the Foreclosure process in New York. Summary Judgement was granted on 8/28/2025 and the Special

Servicer is working with local counsel to submit the supporting documents and amounts due & owing to the referee to get to a sheriff’s sale. The Receiver (Trigild) and the Leasing Agent are still aggressively trying to lease up the vacant office &

retail space. They are currently looking at other co-working service providers and trying to negotiate rental rates that would add value to the asset if leased. The property contains 143,479 square feet of leas-able space. The subject property is located in the Garment District, a well-established and stable area in Manhattan. The largest tenant (WeWork, 133,208/sf) stopped paying rent in early 2023 and has since filed for Chapter 11 bankruptcy. The WeWork lease was rejected out of

	Bankruptcy court.

16	30314492	MU	CA	07/07/20	13

11/05/2025: Loan transferred to Special Servicing on 07/07/2020 due to payment default. The collateral consists of the Fee Simple interest in 644-660 Broadway, a two building 49,901 sf mixed use building(s) with retail, office, and nine rent controlled multifamily units in San Francisco, CA. The property was built in 1963/1985 and sits on a 0.33-acre lot with no on-site parking available. The properties’ largest tenant, China Live Restaurant, stopped paying rent during the Covid pandemic and has on ly paid rent sporadically since. A receiver was appointed on 3/21/2024 with the ability to sell the asset. Litigation against China Live concluded recently resulting in a ruling issued in July 2025 awarding the Receiver damages for the breach of lease owe d by China Live. Collection efforts have commenced, and it is currently unclear how this will ultimately resolve. China Live wants to pay the damages out over an extended period, negotiations are ongoing.

30	30314506	Various	Various	09/10/25	2

11/4/25: Built in 2011, the first subject property is a 14,820 SF retail, single tenant, two-story commercial building located in Paterson, NJ 07502. The second property is a 10,212 SF healthcare building, built in 2017, and located in Chili, NY. T he loan transferred into MLS Special Servicing 9/10/2025 due to payment default. Next payment due 7/6/2025. Counsel is engaged. Borrower has executed the Amd. to Cash Management. Budget is being reviewed and excess cash calculated so

	Lender can determine what is due from the July 2024 Walgreens downgrade.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	04/30/20	05/06/20	05/14/20
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2	30314477	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/15/21	05/11/21
2A	30314504	38,000,000.00	4.84000%	38,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2A	30314504	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/01/21	05/11/21
5	30314481	63,000,000.00	4.63350%	63,000,000.00	4.63350%	10	12/03/20	05/06/20	12/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312998	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
8	30314482	0.00	4.11200%	0.00	2.00000%	8	01/12/24	01/12/24	04/02/24
8A	30314518	0.00	4.11200%	0.00	2.00000%	8	01/12/24	01/12/24	04/02/24
9	30314484	0.00	4.84500%	0.00	4.84500%	10	08/13/21	10/01/20	09/13/21
12	30299721	31,500,000.00	5.10000%	31,500,000.00	5.10000%	8	10/02/20	08/06/20	10/07/20
12	30299721	0.00	5.10000%	0.00	5.10000%	8	03/09/23	02/22/23	03/09/23
16	30314492	0.00	4.99700%	0.00	4.99700%	8	05/06/22	06/06/20	07/11/22
28	30299858	10,000,000.00	4.58600%	10,000,000.00	4.58600%	8	07/10/20	07/10/20	07/16/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	05/14/20	05/06/20	05/19/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	07/06/20	10/19/20	10/27/20
29	30314505	0.00	4.61600%	0.00	4.61600%	8	03/22/21	03/08/21	03/22/21
Totals		242,500,000.00		242,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	14,100.69	0.00	0.00	0.00	0.00	285,736.47	0.00	0.00	0.00	0.00
7	0.00	0.00	9,041.67	0.00	0.00	0.00	0.00	162,930.83	0.00	0.00	0.00	0.00
7A3	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	19,396.53	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	116.02	0.00	0.00	14,196.28
8A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14,196.28
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	143.10	0.00	0.00	0.00
13A2C2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.62	0.00	0.00	0.00
16	0.00	0.00	4,563.89	0.00	0.00	0.00	0.00	91,223.01	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.10	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	220.85	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(27.45)	0.00	0.00	0.00
30	0.00	0.00	2,034.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	426.35	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	319.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	218.48	0.00	0.00	0.00
Total	0.00	0.00	30,817.02	0.00	319.90	0.00	0.00	559,286.84	1,135.07	0.00	0.00	28,392.56
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		619,951.39

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Supplemental Notes
None

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